Summary of Significant Accounting Policies - Reverse Stock Splits, Cash, A/R, Inventory (Details) $ in Thousands		12 Months Ended
	Sep. 23, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Reverse stock split ratio	0.0172
Cash and cash equivalents		$ 693	$ 4,459
Restricted cash		100	100
Total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows		793	4,559	$ 3,955
Allowance for excess and slow moving inventory		$ 1,000	$ 1,000
Minimum
Payment period for accounts receivable		30 days
Maximum
Payment period for accounts receivable		90 days